Investments (Notes)	3 Months Ended
Sep. 27, 2014
Investments [Abstract]
Cost and Equity Method Investments Disclosure [Text Block]
INVESTMENTS

Available for sale securities

The Company's available for sale securities totaled $21.6 million at September 27, 2014 and were reported in Investment securities on the Condensed Consolidated Balance Sheets. At June 28, 2014, available for sale securities totaled $20.7 million, of which $5.9 million were reported in Investment securities and $14.8 million were reported in Other non-current assets on the Condensed Consolidated Balance Sheets.

Net unrealized investment gains (losses) on available for sale securities were as follows (in millions):

	September 27, 2014	June 28, 2014
Net unrealized investment gains (losses):
Equity securities, at cost less impairments	$17.1	$17.1
Gross unrealized gains	4.9	3.8
Gross unrealized losses	(0.4)	(0.2)
Estimated fair value of equity securities	$21.6	$20.7

The factors affecting the assessment of impairments include both general financial market conditions and factors specific to a particular company. The equity securities in a gross unrealized loss position at September 27, 2014 were in that position for less than 12 months.

Cost method investments

The Company's cost method investments totaled $8.7 million and $9.0 million at September 27, 2014 and June 28, 2014, respectively, and are included in Other non-current assets on the Condensed Consolidated Balance Sheets.

Equity method investments

The Company's equity method investments totaled $55.6 million and $57.4 million at September 27, 2014 and June 28, 2014, respectively, and are included in Other non-current assets on the Condensed Consolidated Balance Sheets. The Company recorded a net loss of $3.1 million during the three months ended September 27, 2014 related to equity method investments, which is included in Other expense (income), net on the Condensed Consolidated Statements of Operations. No material gains or losses on equity method investments were recorded during the three months ended September 28, 2013.